Right-of-use assets and lease liabilities - Future lease payments under operating leases based on ASC 840 (Details)	Dec. 31, 2018 USD ($)
Future lease payments under operating leases based on ASC 840
2019	$ 6,231
2020	4,527
2021	2,633
Total	$ 13,391